Employee Defined Contribution (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan [Abstract]
Defined contribution plan cost recognized	¥ 23,327	¥ 21,451	¥ 27,965